Note 12 - Related party balances and transactions: Summary of related party balance (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Summary of related party balance

Name of Related Party	As of December 31, 2024	As of December 31, 2023

FDT (Qingdao) Intellectual Technology Co., Ltd	$30,092	$19,372
Tungray (Kunshan) Industrial Automation Co., Ltd	210,811	202,679
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	51,444	52,889
Kunshan Tungray Intelligent Technology Co., Ltd.	35,209	44,649
Total	$327,556	$319,589

Account payable, related parties

Name of Related Party	As of December 31, 2024	As of December 31, 2023

FDT (Qingdao) Intellectual Technology Co., Ltd.	$13,700	$365,665
Qingdao Tungray Technology Development Co., Ltd.	8,841	26,061
Shanghai Tongrui Industrial Automation Equipment Co., Ltd	31,510	32,395
Shanghai Tongrui Investment Management Co., Ltd.	-	54,661
Kunshan Tungray Intelligent Technology Co., Ltd.	6,346	-
Hefei CAS Dihuge Automation Co., Ltd.	19,591	20,141
Total	$79,988	$498,923

Other receivables – related parties

Other receivables – related parties are those nontrade receivables arising from transactions between the Company and certain related parties, such as advances made by the Company on behalf of related parties, and advance to related parties. These balances are unsecured and non-interest bearing. Current receivables are due on demand.

Name of Related Party	As of December 31, 2024	As of December 31, 2023
Qingdao Tungray Biology Technology Co., Ltd.	$44,377	$23,816
FDT (Qingdao) Intellectual Technology Co., Ltd	227,242	-
Du Liling	48,828	-
Total	$320,447	$23,816

Other payable– related parties

Other payables – related parties are those nontrade payables arising from transactions between the Company and certain related parties, such as advances made by the related party on behalf of the Company, dividend payables and related accrued interest payable on the advances. These balances are unsecured and non-interest bearing. Current payables are due on demand.

Name of Related Party	As of December 31, 2024	As of December 31, 2023
FDT (Qingdao) Intellectual Technology Co., Ltd	$39,323	$-
Tungray (Kunshan) Industrial Automation Co., Ltd.	-	41,853
Qingdao Tungray Technology Development Co., Ltd.	18,438	-
Jingan Tang	280,692	277,607
Liling Du	-	38,216
Gang Wang	-	54,005
Demin Han	-	156,455
Lei Yao	-	2,893
Mingxing Gao	-	99,837
Total	$338,453	$670,866

Prepayment-related parties

Name of Related Party	As of December 31, 2024	As of December 31, 2023

Shanghai Tongrui Investment Management Co., Ltd.	$20,254	$-
FDT (Qingdao) Intellectual Technology Co., Ltd	776,878	-
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	14,286	-
Qingdao Tungray Technology Development Co., Ltd.	53,497	55,000
Tungray (Kunshan) Industrial Automation Co., Ltd.	3,003,903	993,745
Provision of doubtful accounts	(53,497)	-
Total	$3,815,321	$1,048,745

Movements of provision of doubtful accounts of prepayments-related parties are as follows:

	For the Years Ended December 31,
	2024	2023	2022

Beginning balance	$-	$-	$-
Addition (recovery)	54,267	-	-
Exchange rate effect	(770)	-	-
Ending balance	$53,497	$-	$-

Operating lease liabilities- related parties

The Company entered into three lease agreements as a lessee under which it leased three operation buildings for 5-7 years from two related parties. The Company accounts for the leases in accordance with ASC 842. The Company’s underlying building properties were classified as operating leases, and the related lease liabilities were recorded under operating lease liabilities – related parties (see Note 15).

Name of Related Party	As of December 31, 2024	As of December 31, 2023

Tungray (Qingdao) Technology Development Co., Ltd	$201,296	$244,112
Jingan Tang	158,007	218,432
Total	359,303	462,544
Current portion of operating lease liabilities - related parties	(168,551)	(123,094)
Noncurrent portion of operating lease liabilities - related parties	$190,752	$339,450